Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net (loss) income	$ (66,434)	$ 393,445	$ 600,296	$ 155,465	$ 541,186
Foreign currency translation adjustments, net of tax	1,391	(1,731)	(4,009)	(2,103)	(1,650)
Unrealized gain (loss) on postretirement obligation, net of tax			111	(6)	167
Net unrealized gain (loss) on investments, net of shadow adjustments and deferred taxes	1,801,200	(687,200)	(1,284,297)	776,470	(1,228,638)
Total other comprehensive (loss) income	1,802,591	(688,931)	(1,288,195)	774,361	(1,230,121)
Total comprehensive (loss) income	$ 1,736,157	$ (295,486)	$ (687,899)	$ 929,826	$ (688,935)